Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Operating lease liabilities		¥ 553,397	$ 86,840	¥ 366,618
Accrued expenses and other current liabilities		4,134	649	6,139
Government subsidies		15,000	2,354	0
Tax losses carried forward		2,700,304	423,736	1,235,164
Less: valuation allowances	[1]	(2,719,438)	(426,739)	(1,253,620)
Total deferred tax assets, net		553,397	86,840	354,301
Deferred tax liabilities:
Operating lease right-of-use assets		(553,397)	(86,840)	(354,301)
Total deferred tax liabilities, net		(553,397)	(86,840)	(354,301)
Deferred tax assets/liabilities, net		¥ 0	$ 0	¥ 0

[1]	The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2020 and 2021. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.